Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	64 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 15, 2019
Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Castle Tandem Fund
Account Value	$ 15,357	$ 15,357	$ 15,357	$ 14,626	$ 13,253	$ 13,708	$ 11,490	$ 10,512	$ 10,000
Average Annual Return, Percent	5.00%	7.88%	8.44%
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value	$ 21,120	$ 21,120	$ 21,120	$ 16,956	$ 14,178	$ 15,862	$ 11,266	$ 10,480	$ 10,000
Average Annual Return, Percent	24.56%	15.05%	15.17%